Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I Condensed Financial Information of Parent Company
Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
BALANCE SHEETS
(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	As of December 31,
	2017	2018
ASSETS

Current assets:
Cash and cash equivalents	$97,697	$749
Prepaid expenses and other current assets	5,179	908
Amounts due from subsidiaries	1,144,420	493,231
Amounts due from related parties	-	93,880

Total current assets	1,247,296	588,768

Long-term investments	209,605	417

TOTAL ASSETS	$1,456,901	$589,185

LIABILITIES AND EQUITY

Current liabilities:
Long-term debt - current	52,604	-
Accrued expenses and other current liabilities	15,508	3,583
Amounts due to related party	-	27

Total current liabilities	68,112	3,610

Long-term liabilities	20,000	35,000
Other non-current liabilities	6,356	-
Deficit of investment in subsidiaries	687,629	403,110

TOTAL LIABILITIES	$782,097	$441,720

Equity:
Class A ordinary shares, $0.001 par value, 3,000,000,000 shares authorized, 726,549,453 and 737,222,448 shares issued and outstanding as of December 31, 2017 and 2018, respectively	727	737
Class B ordinary shares, $0.001 par value, 500,000,000 shares authorized, 305,388,450 and 305,388,450 shares issued and outstanding as of December 31, 2017 and 2018, respectively	305	305
Additional paid-in capital	1,303,117	709,137
Accumulated deficit	(646,461)	(557,025)
Accumulated other comprehensive income	17,116	(5,689)
Equity	674,804	147,465
TOTAL LIABILITIES AND EQUITY	$1,456,901	$589,185

Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	Years ended December 31,
	2016	2017	2018
Selling and marketing	$770	$598	$423
Research and development	1,363	1,092	1,035
General and administrative	25,477	33,519	25,536

Total operating expenses	27,610	35,209	26,994

Other income	307	1,385	924
Interest income	127	223	3,969
Interest expenses	(5,728)	(6,391)	(3,989)
(Loss) earnings in equity method investments	(3,968)	9,743	(1,415)
Gain on disposal of equity method investments	-	58,335	-
Gain on disposal of equity investments without readily determinable fair values	-	37,311	-
Gain on deconsolidation of the subsidiaries	-	-	182,441
Equity in loss of subsidiaries and variable interest entities	(148,480)	(175,824)	(82,396)

Net loss	$(185,352)	$(110,427)	$72,540

Other comprehensive (loss) income, net of tax:
Foreign currency translation	(10,994)	9,585	(5,770)
Net unrealized (loss) gain on available-for-sale investments, net of tax of $nil for the years ended December 31, 2016, 2017 and 2018, respectively	(18,518)	3,891	(9,671)
Non-controlling interest disposition	-	-	2,519
Transfer to statements of operations of realized gain on available-for-sale securities, net of tax of $nil for the years ended December 31, 2016, 2017 and 2018, respectively	(729)	(3,243)	(7,364)

Other comprehensive (loss) income	$(30,241)	$10,233	$(20,286)
Comprehensive (loss) income	$(215,593)	$(100,194)	$52,254

Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
STATEMENTS OF CASH FLOWS
(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	Years ended December 31,
	2016	2017	2018
Cash flows from operating activities:
Net (loss) income	$(185,352)	$(110,427)	$72,540
Equity in income of subsidiaries and variable interest entities	148,480	175,824	82,396
Share-based compensation expense	23,544	28,016	22,557
Gain on deconsolidation of subsidiaries	-	-	(182,441)
Gain on disposal of equity investments without readily determinable fair values	-	(37,311)	-
Exchange loss (gain) on offshore accounts	3	(1)	1
Loss (earnings) in equity method investment	3,968	(68,078)	1,415
Fair value change of liability-classified warrant	(105)	(195)	-

Changes in operating assets and liabilities:
Prepaid expenses and other current assets	107	(294)	(646)
Accrued expenses and other current liabilities	(1,689)	1,902	(11,925)
Other non-current liabilities	5,332	5,862	(58,960)
Increase in amounts due from subsidiaries	(65,055)	(27,710)	91,089

Net cash (used in) provided by operating activities	(70,767)	(32,412)	16,026

Cash flows from investing activities:
Restricted cash	15,370	-	-
Proceeds from principal return on SoFi Loan Note	5,879	-	-
Proceeds from sale of equity method investment	18,460	91,926	-
Proceeds from sale of equity investments without readily determinable fair values	-	32,726	4,585
Purchase of equity method investment	(1,000)	(500)	-
Cash disposed of from deconsolidation of subsidiaries	-	-	-

Net cash provided by investing activities	38,709	124,152	4,585

Cash flows from financing activities:
Proceeds from exercise of share options	1,430	262	1,107
Proceeds from borrowings	130,000	-	27,000
Cash distribution to shareholders related to acquisition of OPI	-	-	(133,665)
Repayment of borrowings	(100,000)	(10,000)	(12,000)
Proceeds from loan from a related party	10,692	-	-

Net cash provided by (used in) financing activities	42,122	(9,738)	(117,558)

Net increase (decrease) in cash and cash equivalents	10,064	82,002	(96,947)
Cash and cash equivalents at beginning of year	5,633	15,694	97,697
Effect of exchange rate changes	(3)	1	(1)
Cash and cash equivalents at end of year	$15,694	$97,697	$749

1.	BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIE.

The condensed financial information is provided since the restricted net assets of the Company’s subsidiaries, VIEs and VIEs' subsidiaries were
$352,535 over 25% of the consolidated net assets of the Company as of December 31, 2018.

2.	INVESTMENTS IN SUBSIDIARIES, VIE AND VIE’S SUBSIDIARIES

The Parent Company and its subsidiaries, VIEs and VIEs' subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs' subsidiaries were reported using the equity method of accounting. The Parent Company’s share of loss from its subsidiaries, VIEs and VIEs' subsidiaries were reported as share of loss of subsidiaries, VIEs and VIEs' subsidiaries in the accompanying Parent Company financial statements. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to $nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIEs and VIEs' subsidiaries regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.